Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Hormel Foods Corporation Tax Deferred Investment Plan A (the Plan) provides only general information. Participants should refer to the plan document or summary plan description for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution plan covering certain employees of Hormel Foods Corporation (the Company or the Sponsor) and eligible subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Eligibility - Employees in recognized employment, as defined by the Plan, become participants immediately.
Contributions - Employees who elect to contribute to the Plan can authorize a deduction of 1% to 50% of their pre-tax and/or after tax compensation, subject to Internal Revenue Service (IRS) limitations. Eligible employees who have not enrolled shall be deemed to have automatically elected to contribute 5% of their pre-tax compensation to the Plan through payroll deductions. Participants automatically enrolled will have their contribution percentage increased by 1% each year up to a maximum of 15% of eligible compensation. Participants receive advance notice of their right to elect out of both of these automatic plan features and are permitted to stop or change either feature at any time.
The Company provides a matching contribution of 100% of the first 3% plus 50% of the next 2% of each participant’s eligible compensation deferred to the Plan.
Certain eligible participants receive an employer discretionary award according to the terms of the Plan.
Participant Accounts - Individual accounts are maintained for each plan participant. Each participant’s account is credited with the participant’s contributions, the employer’s contributions, and an allocation of the earnings and losses for the participant’s selected investment funds. The participant’s account is charged with an allocation of administrative expenses if the employer does not pay those expenses from its own assets. Allocations are based on account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Investments - Contributions to the Plan are invested in one or more investment funds at the option of the participant. The Plan contains a diversified selection of funds intended to satisfy Section 404(c) of ERISA. Participants may also invest in self-directed brokerage accounts.
Vesting - Participant and employer matching contributions are fully vested immediately. Participants are fully vested after three years of vesting service for employer discretionary contributions.
Payment of Benefits - Benefits are payable upon termination of service due to death, disability, termination, or retirement. Participants may elect to receive the vested interest of their accounts in the form of a lump sum, annuity, partial payments, or installments. Complete details of payment provisions are described in a summary plan description, available from the Sponsor.
Forfeitures and Unallocated Assets - Forfeited balances of terminated participants’ non-vested accounts are used to reduce future employer contributions or plan administrative expenses. Forfeitures used to reduce employer contributions and plan administrative expenses for the years ended December 31, 2025 and December 31, 2024, totaled $5,275 and $79,904, respectively. Forfeited accounts and unallocated assets (e.g. loan repayments, rollovers) as of December 31, 2025 and December 31, 2024 were $278,541 and $132,862, respectively.
Notes Receivable from Participants - Participants may borrow from their accounts a minimum of $500 up to a maximum of the lesser of $50,000 or 50% of their vested account balances. Loan terms range from one year to five years or up to 15 years for the purchase of a primary residence. The interest rate is 2% over the prime rate of interest published in The Wall Street Journal on the date the loan is granted or, if the loan is for a primary residence, on the date the loan is requested. The loans are secured by the balance in the participant’s account. Participants are required to make repayments of principal and interest through payroll deductions. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Plan Termination - The employer may, at its sole discretion, discontinue contributions or terminate the Plan at any time, subject to the provisions of ERISA. Upon the Plan’s termination, all amounts credited to participants would become fully vested, and assets of the Plan would be distributed to participants based on amounts previously credited to their respective accounts.